UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2021

*

This Form N-CSR pertains to the following series of the Registrant: MFS Equity Income Fund. MFS Emerging Markets Equity Research Fund, a series of the Registrant with a fiscal year end of July 31, had not commenced operations as of the reporting period end.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
January 31, 2021
MFS®  Equity Income Fund
EQI-SEM

MFS® Equity Income Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets experienced dramatic swings over the past twelve months as the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. The speedy development of vaccines and therapeutics later brightened the economic and market outlook, but uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available. In the United States, political uncertainty eased after former Vice President Joe Biden won the presidential election and the Democrats gained control of a closely divided Senate.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Additional U.S. stimulus is anticipated with the Democrats in the White House and holding the reins in both houses of Congress. As coronavirus restrictions are lifted, pent-up consumer demand could fuel a surge in economic activity. As a result, markets anticipate at least temporary inflation pressures in the months ahead and have pushed up yields on global government bonds, resulting in ripple effects being felt across most financial markets. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, dramatic increases in speculative retail trading bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of our global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
March 18, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.5%
Apple, Inc.	5.8%
Eli Lilly & Co.	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8%
Bank of America Corp.	2.7%
Eaton Corp. PLC	2.7%
Comcast Corp., “A”	2.6%
Intel Corp.	2.5%
McKesson Corp.	2.5%
Alphabet, Inc., “A”	2.4%
GICS equity sectors (g)
Information Technology	21.8%
Health Care	15.6%
Financials	15.4%
Consumer Staples	8.4%
Industrials	7.5%
Communication Services	7.1%
Consumer Discretionary	6.7%
Utilities	5.9%
Real Estate	4.9%
Energy	4.7%
Materials	1.4%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of January 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
August 1, 2020 through January 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2020 through January 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/20	Ending Account Value 1/31/21	Expenses Paid During Period (p) 8/01/20-1/31/21
A	Actual	0.89%	$1,000.00	$1,176.71	$4.88
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
B	Actual	1.64%	$1,000.00	$1,171.60	$8.98
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
C	Actual	1.64%	$1,000.00	$1,171.63	$8.98
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
I	Actual	0.64%	$1,000.00	$1,178.02	$3.51
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R1	Actual	1.64%	$1,000.00	$1,171.66	$8.98
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
R2	Actual	1.14%	$1,000.00	$1,174.65	$6.25
	Hypothetical (h)	1.14%	$1,000.00	$1,019.46	$5.80
R3	Actual	0.89%	$1,000.00	$1,176.17	$4.88
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
R4	Actual	0.64%	$1,000.00	$1,177.92	$3.51
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R6	Actual	0.55%	$1,000.00	$1,177.96	$3.02
	Hypothetical (h)	0.55%	$1,000.00	$1,022.43	$2.80
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.8%
Aerospace – 1.3%
Honeywell International, Inc.	9,950	$ 1,943,932
Lockheed Martin Corp.	3,260	1,049,133
		$2,993,065
Automotive – 0.2%
Magna International, Inc.	7,818	$ 550,607
Biotechnology – 0.4%
Gilead Sciences, Inc.	15,118	$ 991,741
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp.	32,283	$ 1,663,866
Cable TV – 2.6%
Comcast Corp., “A”	124,659	$ 6,179,347
Computer Software – 7.5%
Microsoft Corp.	75,554	$ 17,525,506
Computer Software - Systems – 7.5%
Apple, Inc.	103,247	$ 13,624,474
Hitachi Ltd.	74,200	3,064,755
SS&C Technologies Holdings, Inc.	14,439	907,924
		$17,597,153
Consumer Products – 1.5%
Kimberly-Clark Corp.	23,925	$ 3,160,493
Reynolds Consumer Products, Inc.	7,561	226,830
		$3,387,323
Electrical Equipment – 0.6%
Johnson Controls International PLC	6,838	$ 340,669
Schneider Electric SE	6,540	959,934
		$1,300,603
Electronics – 6.3%
Intel Corp.	106,728	$ 5,924,471
NVIDIA Corp.	4,372	2,271,648
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	54,747	6,652,855
		$14,848,974
Energy - Independent – 0.5%
Valero Energy Corp.	21,170	$ 1,194,623

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.7%
Eni S.p.A.	154,131	$ 1,555,878
Food & Beverages – 2.8%
General Mills, Inc.	20,285	$ 1,178,559
J.M. Smucker Co.	33,067	3,849,329
PepsiCo, Inc.	11,493	1,569,599
		$6,597,487
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd.	24,400	$ 926,816
Wal-Mart Stores, Inc.	25,027	3,516,043
		$4,442,859
General Merchandise – 0.6%
Dollar General Corp.	7,556	$ 1,470,473
Health Maintenance Organizations – 0.4%
Cigna Corp.	4,436	$ 962,834
Insurance – 5.2%
Equitable Holdings, Inc.	79,474	$ 1,969,366
Everest Re Group Ltd.	4,375	923,475
Manulife Financial Corp.	144,973	2,621,112
MetLife, Inc.	71,425	3,439,114
Zurich Insurance Group AG	8,001	3,185,366
		$12,138,433
Internet – 3.4%
Alphabet, Inc., “A” (a)	3,138	$ 5,734,256
Facebook, Inc., “A” (a)	8,435	2,179,013
		$7,913,269
Leisure & Toys – 1.1%
Activision Blizzard, Inc.	28,928	$ 2,632,448
Machinery & Tools – 5.4%
AGCO Corp.	49,167	$ 5,452,620
Eaton Corp. PLC	53,810	6,333,437
Regal Beloit Corp.	6,385	801,190
		$12,587,247
Major Banks – 6.9%
Bank of America Corp.	214,503	$ 6,360,014
JPMorgan Chase & Co.	20,290	2,610,714
Morgan Stanley	27,906	1,871,097
State Street Corp.	18,341	1,283,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	34,000	$ 1,058,303
UBS Group AG	208,972	3,020,505
		$16,204,503
Medical & Health Technology & Services – 3.3%
McKesson Corp.	32,945	$ 5,747,914
Quest Diagnostics, Inc.	15,340	1,981,161
		$7,729,075
Metals & Mining – 1.4%
Rio Tinto PLC	43,391	$ 3,316,057
Natural Gas - Distribution – 0.4%
UGI Corp.	25,487	$ 917,277
Natural Gas - Pipeline – 3.5%
Enterprise Products Partners LP	219,916	$ 4,448,901
Magellan Midstream Partners LP	22,932	1,019,557
ONEOK, Inc.	17,670	703,796
Plains All American Pipeline LP	130,342	1,090,962
Plains GP Holdings LP	106,090	916,618
		$8,179,834
Network & Telecom – 0.9%
QTS Realty Trust, Inc., REIT, “A”	30,380	$ 1,977,738
Other Banks & Diversified Financials – 2.0%
Citigroup, Inc.	82,229	$ 4,768,460
Pharmaceuticals – 9.8%
AbbVie, Inc.	12,841	$ 1,315,946
Bayer AG	28,878	1,749,265
Eli Lilly & Co.	38,952	8,100,847
Johnson & Johnson	10,742	1,752,343
Merck & Co., Inc.	62,627	4,826,663
Novartis AG	8,040	726,872
Roche Holding AG	13,369	4,609,922
		$23,081,858
Real Estate – 3.6%
Lexington Realty Trust, REIT	234,994	$ 2,408,688
Medical Properties Trust, Inc., REIT	91,348	1,928,356
Omega Healthcare Investors, Inc., REIT	18,380	665,724
Starwood Property Trust, Inc., REIT	74,418	1,396,082
STORE Capital Corp., REIT	23,440	727,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	20,936	$ 1,390,150
		$8,516,109
Restaurants – 1.8%
Starbucks Corp.	42,425	$ 4,107,164
Specialty Stores – 4.1%
Amazon.com, Inc. (a)	1,708	$ 5,476,190
Home Depot, Inc.	7,475	2,024,379
Target Corp.	12,190	2,208,462
		$9,709,031
Telecommunications - Wireless – 1.0%
SBA Communications Corp., REIT	8,850	$ 2,377,730
Tobacco – 2.2%
British American Tobacco PLC	35,929	$ 1,308,237
Japan Tobacco, Inc.	89,000	1,768,547
Philip Morris International, Inc.	27,031	2,153,019
		$5,229,803
Trucking – 0.3%
United Parcel Service, Inc., “B”	3,910	$ 606,050
Utilities - Electric Power – 4.0%
AltaGas Ltd. (l)	125,630	$ 1,865,661
Edison International	17,087	993,780
Exelon Corp.	104,022	4,323,154
NextEra Energy Partners LP	12,813	1,044,259
NRG Energy, Inc.	26,700	1,105,647
		$9,332,501
Total Common Stocks (Identified Cost, $164,503,116)		$ 224,586,926
Convertible Preferred Stocks – 3.1%
Medical Equipment – 1.6%
Boston Scientific Corp., 5.5%	8,571	$ 936,467
Danaher Corp., 4.75%	1,815	2,940,845
		$3,877,312
Utilities - Electric Power – 1.5%
CenterPoint Energy, Inc., 7%	87,791	$ 3,487,059
Total Convertible Preferred Stocks (Identified Cost, $7,694,330)		$ 7,364,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.5%
Computer Software - Systems – 0.5%
Samsung Electronics Co. Ltd. (Identified Cost, $649,939)	19,510	$ 1,270,982
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.09% (v) (Identified Cost, $629,869)	629,869	$ 629,869
Other Assets, Less Liabilities – 0.3%		710,405
Net Assets – 100.0%		$ 234,562,553

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $629,869 and $233,222,279, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 1/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $112,011 of securities on loan (identified cost, $172,847,385)	$233,222,279
Investments in affiliated issuers, at value (identified cost, $629,869)	629,869
Receivables for
Investments sold	19,096
Fund shares sold	364,099
Interest and dividends	598,293
Receivable from investment adviser	8,239
Other assets	40,888
Total assets	$234,882,763
Liabilities
Payables for
Fund shares reacquired	$199,407
Payable to affiliates
Administrative services fee	447
Shareholder servicing costs	68,326
Distribution and service fees	6,669
Payable for independent Trustees' compensation	1,541
Accrued expenses and other liabilities	43,820
Total liabilities	$320,210
Net assets	$234,562,553
Net assets consist of
Paid-in capital	$171,600,703
Total distributable earnings (loss)	62,961,850
Net assets	$234,562,553
Shares of beneficial interest outstanding	13,362,011

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$159,915,442	9,118,372	$17.54
Class B	3,709,709	211,580	17.53
Class C	15,819,852	902,477	17.53
Class I	26,124,980	1,488,715	17.55
Class R1	143,330	8,138	17.61
Class R2	211,416	12,021	17.59
Class R3	266,912	15,191	17.57
Class R4	124,814	7,109	17.56
Class R6	28,246,098	1,598,408	17.67

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.61 [100 / 94.25 x $17.54]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 1/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$3,005,203
Other	2,881
Dividends from affiliated issuers	673
Income on securities loaned	136
Foreign taxes withheld	(59,286)
Total investment income	$2,949,607
Expenses
Management fee	$553,197
Distribution and service fees	288,584
Shareholder servicing costs	113,727
Administrative services fee	19,536
Independent Trustees' compensation	3,856
Custodian fee	10,767
Shareholder communications	14,429
Audit and tax fees	26,422
Legal fees	801
Registration fees	74,323
Miscellaneous	16,113
Total expenses	$1,121,755
Reduction of expenses by investment adviser and distributor	(136,663)
Net expenses	$985,092
Net investment income (loss)	$1,964,515
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,624,803
Affiliated issuers	(95)
Foreign currency	6,579
Net realized gain (loss)	$3,631,287
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$29,914,400
Affiliated issuers	(54)
Translation of assets and liabilities in foreign currencies	2,701
Net unrealized gain (loss)	$29,917,047
Net realized and unrealized gain (loss)	$33,548,334
Change in net assets from operations	$35,512,849
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20
Change in net assets
From operations
Net investment income (loss)	$1,964,515	$4,142,068
Net realized gain (loss)	3,631,287	2,450,590
Net unrealized gain (loss)	29,917,047	(3,187,388)
Change in net assets from operations	$35,512,849	$3,405,270
Total distributions to shareholders	$(5,701,669)	$(4,694,613)
Change in net assets from fund share transactions	$(477,334)	$(5,054,242)
Total change in net assets	$29,333,846	$(6,343,585)
Net assets
At beginning of period	205,228,707	211,572,292
At end of period	$234,562,553	$205,228,707
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.29	$15.40	$16.05	$15.25	$13.57	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.31	$0.30	$0.31	$0.29	$0.27
Net realized and unrealized gain (loss)	2.53	(0.06)	0.00(w)	1.32	1.67	(0.09)(g)
Total from investment operations	$2.68	$0.25	$0.30	$1.63	$1.96	$0.18
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.31)	$(0.34)	$(0.28)	$(0.25)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.43)	$(0.36)	$(0.95)	$(0.83)	$(0.28)	$(0.40)
Net asset value, end of period (x)	$17.54	$15.29	$15.40	$16.05	$15.25	$13.57
Total return (%) (r)(s)(t)(x)	17.67(n)	1.69	2.56	10.91	14.57	1.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.02	1.02	1.03	1.17	1.30
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.89	0.99	0.99
Net investment income (loss)	1.77(a)	2.05	1.97	1.95	2.02	2.11
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$159,915	$139,563	$138,043	$135,139	$134,180	$132,449
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.29	$15.39	$16.03	$15.23	$13.56	$13.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.20	$0.19	$0.19	$0.18	$0.18
Net realized and unrealized gain (loss)	2.52	(0.06)	0.00(w)	1.32	1.66	(0.08)(g)
Total from investment operations	$2.61	$0.14	$0.19	$1.51	$1.84	$0.10
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.19)	$(0.22)	$(0.17)	$(0.13)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.37)	$(0.24)	$(0.83)	$(0.71)	$(0.17)	$(0.28)
Net asset value, end of period (x)	$17.53	$15.29	$15.39	$16.03	$15.23	$13.56
Total return (%) (r)(s)(t)(x)	17.16(n)	0.92	1.86	10.07	13.66	0.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76(a)	1.77	1.77	1.78	1.92	2.05
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.74	1.74
Net investment income (loss)	1.04(a)	1.32	1.21	1.20	1.26	1.37
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$3,710	$3,534	$4,604	$4,378	$4,298	$3,978
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.29	$15.39	$16.03	$15.23	$13.55	$13.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.20	$0.19	$0.19	$0.18	$0.18
Net realized and unrealized gain (loss)	2.52	(0.06)	0.00(w)	1.32	1.67	(0.10)(g)
Total from investment operations	$2.61	$0.14	$0.19	$1.51	$1.85	$0.08
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.20)	$(0.19)	$(0.22)	$(0.17)	$(0.13)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.37)	$(0.24)	$(0.83)	$(0.71)	$(0.17)	$(0.28)
Net asset value, end of period (x)	$17.53	$15.29	$15.39	$16.03	$15.23	$13.55
Total return (%) (r)(s)(t)(x)	17.16(n)	0.95	1.84	10.06	13.76	0.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76(a)	1.77	1.77	1.78	1.92	2.05
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.74	1.74
Net investment income (loss)	1.03(a)	1.31	1.21	1.20	1.26	1.37
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$15,820	$15,705	$19,000	$19,927	$21,460	$19,866
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.30	$15.41	$16.06	$15.26	$13.57	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.34	$0.34	$0.34	$0.30
Net realized and unrealized gain (loss)	2.53	(0.06)	0.00(w)	1.33	1.67	(0.09)(g)
Total from investment operations	$2.70	$0.29	$0.34	$1.67	$2.01	$0.21
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.36)	$(0.35)	$(0.38)	$(0.32)	$(0.29)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.45)	$(0.40)	$(0.99)	$(0.87)	$(0.32)	$(0.44)
Net asset value, end of period (x)	$17.55	$15.30	$15.41	$16.06	$15.26	$13.57
Total return (%) (r)(s)(t)(x)	17.80(n)	1.95	2.82	11.18	14.97	1.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.77	0.78	0.91	1.04
Expenses after expense reductions (f)	0.64(a)	0.64	0.64	0.64	0.74	0.74
Net investment income (loss)	2.02(a)	2.31	2.20	2.19	2.37	2.34
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$26,125	$21,344	$23,261	$13,878	$8,992	$5,636
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.36	$15.47	$16.11	$15.30	$13.62	$13.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.19	$0.19	$0.19	$0.18	$0.18
Net realized and unrealized gain (loss)	2.53	(0.05)	0.01	1.33	1.67	(0.08)(g)
Total from investment operations	$2.62	$0.14	$0.20	$1.52	$1.85	$0.10
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.21)	$(0.20)	$(0.22)	$(0.17)	$(0.11)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.37)	$(0.25)	$(0.84)	$(0.71)	$(0.17)	$(0.26)
Net asset value, end of period (x)	$17.61	$15.36	$15.47	$16.11	$15.30	$13.62
Total return (%) (r)(s)(t)(x)	17.17(n)	0.92	1.85	10.09	13.68	0.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76(a)	1.77	1.77	1.78	1.92	2.05
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.64	1.74	1.74
Net investment income (loss)	1.02(a)	1.28	1.21	1.20	1.27	1.40
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$143	$121	$103	$85	$83	$76
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.34	$15.44	$16.08	$15.28	$13.60	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.26	$0.26	$0.25	$0.25
Net realized and unrealized gain (loss)	2.53	(0.06)	0.01	1.34	1.67	(0.09)(g)
Total from investment operations	$2.66	$0.22	$0.27	$1.60	$1.92	$0.16
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.28)	$(0.27)	$(0.31)	$(0.24)	$(0.20)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.41)	$(0.32)	$(0.91)	$(0.80)	$(0.24)	$(0.35)
Net asset value, end of period (x)	$17.59	$15.34	$15.44	$16.08	$15.28	$13.60
Total return (%) (r)(s)(t)(x)	17.46(n)	1.46	2.38	10.63	14.26	1.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26(a)	1.27	1.27	1.28	1.42	1.55
Expenses after expense reductions (f)	1.14(a)	1.14	1.14	1.14	1.24	1.24
Net investment income (loss)	1.52(a)	1.80	1.69	1.64	1.76	1.91
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$211	$210	$369	$298	$94	$84
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.32	$15.43	$16.08	$15.27	$13.59	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.31	$0.31	$0.31	$0.29	$0.28
Net realized and unrealized gain (loss)	2.53	(0.06)	(0.01)	1.33	1.67	(0.09)(g)
Total from investment operations	$2.68	$0.25	$0.30	$1.64	$1.96	$0.19
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.31)	$(0.34)	$(0.28)	$(0.25)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.43)	$(0.36)	$(0.95)	$(0.83)	$(0.28)	$(0.40)
Net asset value, end of period (x)	$17.57	$15.32	$15.43	$16.08	$15.27	$13.59
Total return (%) (r)(s)(t)(x)	17.62(n)	1.69	2.57	10.94	14.56	1.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.02	1.02	1.03	1.17	1.30
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.89	0.99	0.99
Net investment income (loss)	1.83(a)	2.05	2.04	1.97	2.02	2.15
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$267	$201	$182	$98	$137	$114
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.31	$15.42	$16.06	$15.26	$13.58	$13.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.34	$0.35	$0.32	$0.31
Net realized and unrealized gain (loss)	2.53	(0.06)	0.01	1.32	1.67	(0.10)(g)
Total from investment operations	$2.70	$0.29	$0.35	$1.67	$1.99	$0.21
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.36)	$(0.35)	$(0.38)	$(0.31)	$(0.29)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.45)	$(0.40)	$(0.99)	$(0.87)	$(0.31)	$(0.44)
Net asset value, end of period (x)	$17.56	$15.31	$15.42	$16.06	$15.26	$13.58
Total return (%) (r)(s)(t)(x)	17.79(n)	1.95	2.88	11.18	14.85	1.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.77	0.78	0.92	1.05
Expenses after expense reductions (f)	0.64(a)	0.64	0.64	0.64	0.74	0.74
Net investment income (loss)	2.01(a)	2.29	2.25	2.22	2.27	2.42
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$125	$101	$88	$56	$63	$54
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	1/31/21 (unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$15.41	$15.52	$16.15	$15.35	$13.65	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.36	$0.36	$0.36	$0.26	$0.32
Net realized and unrealized gain (loss)	2.54	(0.06)	0.01	1.33	1.77	(0.09)(g)
Total from investment operations	$2.72	$0.30	$0.37	$1.69	$2.03	$0.23
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.37)	$(0.36)	$(0.40)	$(0.33)	$(0.31)
From net realized gain	(0.29)	(0.04)	(0.64)	(0.49)	—	(0.15)
Total distributions declared to shareholders	$(0.46)	$(0.41)	$(1.00)	$(0.89)	$(0.33)	$(0.46)
Net asset value, end of period (x)	$17.67	$15.41	$15.52	$16.15	$15.35	$13.65
Total return (%) (r)(s)(t)(x)	17.80(n)	2.03	3.02	11.23	15.06	1.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.68	0.68	0.68	0.84	0.90
Expenses after expense reductions (f)	0.55(a)	0.55	0.55	0.54	0.63	0.60
Net investment income (loss)	2.12(a)	2.39	2.31	2.30	1.73	2.47
Portfolio turnover	19(n)	42	39	51	47	43
Net assets at end of period (000 omitted)	$28,246	$24,451	$25,922	$25,684	$23,293	$1,208

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$193,010,605	$—	$—	$193,010,605
Switzerland	8,357,299	3,185,366	—	11,542,665
Japan	—	6,818,421	—	6,818,421
Taiwan	6,652,855	—	—	6,652,855
Canada	5,037,380	—	—	5,037,380
United Kingdom	1,308,237	3,316,057	—	4,624,294
Germany	1,749,265	—	—	1,749,265
Italy	—	1,555,878	—	1,555,878
South Korea	—	1,270,982	—	1,270,982
Other Countries	959,934	—	—	959,934
Mutual Funds	629,869	—	—	629,869
Total	$217,705,444	$16,146,704	$—	$233,852,148
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required

Notes to Financial Statements (unaudited) - continued
collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $112,011. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $119,284 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been

Notes to Financial Statements (unaudited) - continued
accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/20
Ordinary income (including any short-term capital gains)	$4,014,800
Long-term capital gains	679,813
Total distributions	$4,694,613
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/21
Cost of investments	$174,494,579
Gross appreciation	65,819,630
Gross depreciation	(6,462,061)
Net unrealized appreciation (depreciation)	$ 59,357,569
As of 7/31/20
Undistributed long-term capital gain	1,935,529
Other temporary differences	1,437,371
Net unrealized appreciation (depreciation)	29,777,770
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. In addition, Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/21	Year ended 7/31/20
Class A	$3,870,937	$3,169,345
Class B	79,507	61,646
Class C	360,123	271,014
Class I	650,548	515,942
Class R1	2,971	1,815
Class R2	5,082	5,950
Class R3	4,421	4,398
Class R4	3,083	2,426
Class R6	724,997	662,077
Total	$5,701,669	$4,694,613
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended January 31, 2021, this management fee reduction amounted to $12,320, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2021 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2021. For the six months ended January 31, 2021, this reduction amounted to $124,286, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,666 for the six months ended January 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 187,644
Class B	0.75%	0.25%	1.00%	1.00%	18,201
Class C	0.75%	0.25%	1.00%	1.00%	81,279
Class R1	0.75%	0.25%	1.00%	1.00%	665
Class R2	0.25%	0.25%	0.50%	0.50%	536
Class R3	—	0.25%	0.25%	0.25%	259
Total Distribution and Service Fees					$288,584
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2021 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2021, this rebate amounted to $54 and $3 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2021, were as follows:
Amount
Class A	$1,225
Class B	1,196
Class C	472
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2021, the fee was $12,023, which equated to 0.0109% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $101,704.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2021 was equivalent to an annual effective rate of 0.0176% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At January 31, 2021, MFS held approximately 57% and 56% of the outstanding shares of Class R1 and Class R4, respectively.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2021, this reimbursement amounted to $2,839, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended January 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $40,986,062 and $45,443,403, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/21		Year ended 7/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	682,289	$11,334,841	1,664,588	$24,235,950
Class B	2,863	48,890	6,406	94,249
Class C	48,285	801,112	125,536	1,831,768
Class I	242,700	4,004,625	589,270	8,499,926
Class R1	143	2,350	1,088	16,020
Class R2	237	3,863	1,072	16,242
Class R3	7,003	122,747	1,057	17,301
Class R4	334	5,533	737	11,052
Class R6	165,208	2,740,549	252,287	3,769,744
	1,149,062	$19,064,510	2,642,041	$38,492,252
Shares issued to shareholders in reinvestment of distributions
Class A	229,417	$3,864,504	213,924	$3,162,669
Class B	4,644	78,902	4,107	61,408
Class C	21,138	359,111	18,147	269,980
Class I	37,703	634,731	32,409	480,294
Class R1	174	2,971	122	1,815
Class R2	301	5,082	391	5,950
Class R3	264	4,421	298	4,398
Class R4	183	3,083	164	2,426
Class R6	39,381	666,317	41,543	618,613
	333,205	$5,619,122	311,105	$4,607,553
Shares reacquired
Class A	(918,829)	$(15,054,938)	(1,714,286)	$(25,130,150)
Class B	(27,047)	(444,055)	(78,535)	(1,130,659)
Class C	(194,249)	(3,249,570)	(350,868)	(5,247,621)
Class I	(186,476)	(3,077,333)	(735,907)	(10,823,431)
Class R1	(39)	(681)	(33)	(547)
Class R2	(2,193)	(35,769)	(11,681)	(196,775)
Class R3	(5,209)	(89,633)	(18)	(279)
Class R4	(4)	(63)	(12)	(181)
Class R6	(193,207)	(3,208,924)	(377,403)	(5,624,404)
	(1,527,253)	$(25,160,966)	(3,268,743)	$(48,154,047)

Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/21		Year ended 7/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	(7,123)	$144,407	164,226	$2,268,469
Class B	(19,540)	(316,263)	(68,022)	(975,002)
Class C	(124,826)	(2,089,347)	(207,185)	(3,145,873)
Class I	93,927	1,562,023	(114,228)	(1,843,211)
Class R1	278	4,640	1,177	17,288
Class R2	(1,655)	(26,824)	(10,218)	(174,583)
Class R3	2,058	37,535	1,337	21,420
Class R4	513	8,553	889	13,297
Class R6	11,382	197,942	(83,573)	(1,236,047)
	(44,986)	$(477,334)	(315,597)	$(5,054,242)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2021, the fund’s commitment fee and interest expense were $482 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,492,382	$9,158,953	$10,021,317	$(95)	$(54)	$629,869

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$673	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Equity Income Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

	(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

	(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 18, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2021

*	Print name and title of each signing officer under his or her signature.